POSTRETIREMENT BENEFIT PLANS - Asset Allocation (Details)	Dec. 31, 2022
Principal pension plans | Global equities
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	16.00%
Principal pension plans | Global equities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target allocation	14.00%
Principal pension plans | Global equities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target allocation	34.00%
Principal pension plans | Debt securities (including cash equivalents)
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	55.00%
Principal pension plans | Debt securities (including cash equivalents) | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target allocation	31.00%
Principal pension plans | Debt securities (including cash equivalents) | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target allocation	81.50%
Principal pension plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	7.00%
Principal pension plans | Real estate | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target allocation	1.00%
Principal pension plans | Real estate | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target allocation	10.00%
Principal pension plans | Private equities and other investments
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	22.00%
Principal pension plans | Private equities and other investments | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target allocation	6.00%
Principal pension plans | Private equities and other investments | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target allocation	30.00%
Other pension plans | Global equities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	17.00%
Actual allocation	14.00%
Other pension plans | Debt securities (including cash equivalents)
Defined Benefit Plan Disclosure [Line Items]
Target allocation	60.00%
Actual allocation	57.00%
Other pension plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Target allocation	8.00%
Actual allocation	14.00%
Other pension plans | Private equities and other investments
Defined Benefit Plan Disclosure [Line Items]
Target allocation	15.00%
Actual allocation	15.00%